Segmentation (Tables)	12 Months Ended
Dec. 31, 2024
Segmentation [Abstract]
Summary Of The Amount Of Revenue From These Customers	The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2024		2023		2022
Customer A	43,199		—	*	—	*
Customer B	18,422		—	*	—	*
Customer C	—	*	—	*	—	*
Customer D	—	*	15,585		51,424
Total	61,621		15,585		51,424
*This customer's revenue contribution was less than 10% of the total revenue of the respective year.

Summary Of The Amount Of Revenue From External Customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2024	2023	2022
The Netherlands	69,370	73,737	46,302
Belgium	25,932	21,364	10,692
Germany	69,191	22,553	15,045
France	18,881	23,289	55,815
Other	6,682	4,510	6,046
Total	190,056	145,453	133,900

Summary Of The Amount Of Total Non-current Assets
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2024	December 31, 2023
The Netherlands	96,055	101,934
Belgium	19,737	14,609
Germany	82,081	85,179
France	60,280	41,136
Other	62,147	31,570
Total	320,300	274,428